Net Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from the computation of earnings per share

The following potentially dilutive securities were excluded from the computation of earnings per share as of September 30, 2017 and 2016 because their effects would be anti-dilutive:

	September 30,
	2017	2016
Stock options	155	118
Unvested restricted shares	289	54
Warrants	953	21,221

Total	1,397	21,394

Shares excluded from the computation of diluted EPS:

	2016	2015
Stock options	41,356	47,221
Unvested restricted shares	18,993	35,955
Warrants	7,216,020	1,128,688

Total	7,276,369	1,211,864